Operating Expenses - Schedule of Cost of Revenue (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 4,327,360	$ 3,803,868
Personnel expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,381,653	1,476,622
Data cost expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	792,356	359,614
Depreciation and amortization expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	693,616	891,341
Operating lease expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	263,455	311,589
Commission expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	407,796	135,763
Rental vehicle maintenance and repair expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	321,044	196,435
Fuel Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	55,490	47,934
Other [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 411,950	$ 384,570